Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Cost:
Cost of property, plant and equipment	$ 398,130	$ 376,571
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	218,045	217,112
Depreciated cost	180,085	159,459
Land [Member]
Cost:
Cost of property, plant and equipment	7,633	7,667
Buildings [Member]
Cost:
Cost of property, plant and equipment	158,510	151,054
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	59,011	54,440
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	2,273	2,299
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,436	1,326
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	181,176	176,852
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	121,717	125,822
Computer Equipment [Member]
Cost:
Cost of property, plant and equipment	34,271	29,112
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	28,105	27,568
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	215	232
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	199	200
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	14,052	9,355
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	$ 7,577	$ 7,756